50147 2/99
PROSPECTUS SUPPLEMENT
dated February 8, 1999 to:
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PUTNAM LATIN AMERICA FUND
PUTNAM ASIA PACIFIC FUND II
PUTNAM INTERNATIONAL FUND
Prospectus dated December 30, 1998

In the section entitled "Who manages each fund?" the second paragraph is replaced with the following:

The following officers of Putnam Investment Management, Inc. ("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown:


MANAGER                        SINCE     EXPERIENCE
----------                     -------   ----------------------------

PUTNAM ASIA PACIFIC FUND II

Carmel Peters                   1998    Employed by  Putnam
Management Senior Vice President        since 1997.  Prior to May, 1997, Ms.
                                        Peters was employed by Wheelock
                                        Natwest Investment Management,
                                        Hong Kong, and prior to February,
                                        1996, she was employed by Rothschild
                                        Asset Management Asia Pacific, Hong
                                        Kong.

Paul C. Warren                  1999    Employed by Putnam
Management since Senior Vice President  1997.  Prior to May, 1997, Mr. Warren
                                        was employed at IDS Fund
                                        Management, prior to August,
                                        1994, he was employed at Pilgrim Baxter
                                        Associates and prior to March, 1994, he
                                        was employed at Prudential Asia.